Fair Value of Financial Assets and Liabilities - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Transfer of assets from level 1 to level 2	$ 0	$ 0	$ 0	$ 0
Transfer of assets from level 2 to level 1	0	0	0	0
Transfer of liabilities from level 1 to level 2	0	0	0	0
Transfer of liabilities from level 2 to level 1	$ 0	$ 0	$ 0	$ 0
Fair value determination model		Monte-Carlo simulation analysis
Expected term	2 years 6 months	1 month 13 days	1 year
Expected volatility	82.60%	74.10%	78.10%
Risk-free interest rate	0.65%	0.14%	0.25%
Expected sales-based milestone payments		$ 28,520,000	$ 28,520,000
Percentage of expected future milestone payments		25.00%	30.00%
Estimated probability of change of control event		10.00%	50.00%
Cash equivalents		$ 0